UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following annual reports to shareholders for the period ended March 31, 2024:

•John Hancock Diversified Real Assets Fund

•John Hancock Fundamental Equity Income Fund

•John Hancock Global Climate Action Fund

•John Hancock Mid Cap Growth Fund

Annual report
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Global equities posted gains during the 12 months ended March 31, 2024. Economic growth remained in positive territory despite an extended series of interest-rate hikes by the world’s major central banks, raising hopes for a soft landing for the world economy. Investors were further encouraged by indications from the U.S. Federal Reserve that it may cut interest rates later in 2024. While expectations regarding the number and timing of potential cuts fluctuated considerably, the markets remained well supported by the broader trend in favor of looser monetary policy.
The United States was the top performer among major developed markets, reflecting the outperformance of several mega-cap technology stocks. Japan was another notable standout thanks to the combination of improving growth, falling inflation, and its central bank’s shift away from its longstanding zero interest-rate policy. Europe’s smaller markets also performed well, augmenting gains for the region’s core nations. The emerging markets, while positive in absolute terms, lagged due to persistent concerns about China’s economic growth.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
20	Financial statements
23	Financial highlights
24	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
35	Trustees and Officers
39	More information
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Most segments of the financial markets posted gains during the period
The combination of better-than-expected economic growth and the prospect of more accommodative central bank policy helped fuel investors’ appetite for risk.
The fund underperformed its benchmark, the MSCI World Index
The five underlying portfolios in which the fund invests lagged the broader global equity markets.
Each of the fund’s five underlying portfolios registered positive returns
Energy and U.S. REIT holdings produced the largest absolute gains, while metals and mining stocks lagged.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

Management’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2024?
The equity markets produced gains for the period. Global economic growth remained in positive territory despite the extended series of interest-rate hikes by the world’s central banks, raising hopes for a soft landing in the world economy. Investors were further encouraged by the U.S. Federal Reserve’s (Fed’s) indications that it may being cutting interest rates in 2024. While expectations regarding the number and timing of potential cuts fluctuated, the markets remained well supported by the broader trends in favor of looser monetary policy.
The fund invests in five areas: energy stocks, U.S. real estate investment trusts (REITs), non-U.S. REITs, global infrastructure stocks, and metal and mining equities. The energy sector, which benefited from an uptrend in oil prices during the final three months of the reporting period, was the top-performing area. U.S. and global REITs both delivered gains, but global REITs lagged their U.S. counterparts. Infrastructure stocks and metals & mining stocks also finished with positive returns. Metals & mining was the worst performer among the five segments industry, due largely to the adverse impact China’s slowing economic growth had on demand.
What factors affected the fund’s performance?
All five underlying fund categories lagged the fund’s reference benchmark, the MSCI World Index, which invests across the global equity markets and includes U.S. mega-cap technology stocks. The following discussion refers to absolute performance.
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Prologis, Inc.	3.3
Exxon Mobil Corp.	2.7
Shell PLC	2.5
Equinix, Inc.	2.4
Chevron Corp.	2.1
Canadian Natural Resources, Ltd.	2.0
Freeport-McMoRan, Inc.	2.0
ConocoPhillips	1.6
Welltower, Inc.	1.6
TotalEnergies SE	1.6
TOTAL	21.8
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2024 (% of net assets)
United States	54.9
Canada	19.8
United Kingdom	6.9
Japan	3.3
Australia	3.3
France	3.1
Norway	1.0
Other countries	7.7
TOTAL	100.0
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

The fund’s energy sector portfolio produced the largest gains. Robust security selection in the integrated oil & gas and oil & gas exploration and production industries contributed to performance, as did an overweight allocation to oil & gas exploration and production. At the individual security level, the fund’s underweight allocation to Exxon Mobil Corp. and Chevron Corp., as well as overweights in Canadian National Resources, Ltd., and TechnipFMC PLC, were beneficial. On the negative side, positions in renewable energy companies, including SolarEdge Technologies, Inc. and Enphase Energy, Inc., detracted.
The infrastructure portfolio generated a positive return, thanks to holdings in the water utilities, oil, gas, and consumable fuels, and diversified financial services industries. In the U.S. REIT portfolio, sector allocations and individual security selection aided results. Security selection in specialized REITs detracted, as did an underweight in office REITs. On the non-U.S. side, favorable stock selection in industrial and residential REITs contributed to performance, while overweights in hotels/restaurants and telecommunication service industries detracted.
Security selection in the gold mining and precious metals & minerals subindustries were the main contributors to returns in the metals & mining portfolio. The leading contributors included overweights in Hudbay Minerals, Inc., Capstone Copper Corp., and the uranium producer Cameco Corp. Overweights in First Quantum Minerals, Ltd., Piedmont Lithium, Inc., and Sigma Lithium Corp. were among the largest detractors.
MANAGED BY

Diversified Real Assets Fund is
managed by a team of portfolio
managers across two different
asset managers.
The views expressed in this report are exclusively those of the portfolio management teams at Manulife Investment Management (North America) Limited and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception (2-26-18)	5-year	Since inception (2-26-18)
Class NAV[1]	10.30	7.58	6.70	44.07	48.49
Index†	25.11	12.07	9.92	76.81	78.02
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class NAV
Gross (%)	0.92
Net (%)	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,110.90	$4.64	0.88%
	Hypothetical example	1,000.00	1,020.60	4.45	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 99.4%		$1,083,969,738
(Cost $819,236,868)
Communication services 0.9%		9,929,065
Diversified telecommunication services 0.4%
KT Corp.	39,106	1,102,991
Nippon Telegraph & Telephone Corp.	2,611,825	3,110,953
Wireless telecommunication services 0.5%
KDDI Corp.	93,000	2,749,705
SK Telecom Company, Ltd.	74,893	2,965,416
Consumer discretionary 1.8%		19,467,854
Hotels, restaurants and leisure 1.0%
Accor SA	32,416	1,513,393
Hyatt Hotels Corp., Class A	22,906	3,656,256
Marriott International, Inc., Class A	17,036	4,298,353
Oriental Land Company, Ltd.	37,628	1,205,440
Household durables 0.8%
Bellway PLC	26,858	900,971
D.R. Horton, Inc.	15,043	2,475,326
Kaufman & Broad SA	28,932	843,514
Sekisui House, Ltd.	118,900	2,708,265
The Berkeley Group Holdings PLC	31,064	1,866,336
Consumer staples 0.1%		887,677
Consumer staples distribution and retail 0.1%
Alimentation Couche-Tard, Inc.	15,553	887,677
Energy 34.8%		379,928,901
Energy equipment and services 2.8%
Aker Solutions ASA	189,283	678,917
Baker Hughes Company	73,694	2,468,749
ChampionX Corp.	40,852	1,466,178
Enerflex, Ltd. (A)	171,288	996,456
Halliburton Company	185,687	7,319,782
Helmerich & Payne, Inc.	36,549	1,537,251
Noble Corp. PLC	36,755	1,782,250
Patterson-UTI Energy, Inc.	156,972	1,874,246
Schlumberger, Ltd.	201,488	11,043,557
TechnipFMC PLC	79,741	2,002,297
Oil, gas and consumable fuels 32.0%
Advantage Energy, Ltd. (B)	203,083	1,481,274
Aker BP ASA	81,200	2,036,618
Antero Resources Corp. (B)	54,018	1,566,522
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ARC Resources, Ltd.	141,221	$2,517,801
BP PLC	2,451,660	15,380,294
Cameco Corp.	204,710	8,862,127
Canadian Natural Resources, Ltd.	287,038	21,896,302
Cenovus Energy, Inc.	719,914	14,392,434
Cheniere Energy, Inc.	10,109	1,630,380
Chevron Corp.	147,381	23,247,879
ConocoPhillips	140,915	17,935,661
Coterra Energy, Inc.	172,373	4,805,759
Devon Energy Corp.	100,575	5,046,854
Diamondback Energy, Inc.	30,639	6,071,731
Enbridge, Inc. (A)	47,269	1,710,192
Encore Energy Corp. (B)	75,000	328,500
Energy Fuels, Inc. (A)(B)	79,455	496,832
Enerplus Corp.	120,793	2,372,966
EOG Resources, Inc.	74,478	9,521,268
EQT Corp.	195,645	7,252,560
Equinor ASA	211,595	5,673,794
Exxon Mobil Corp.	251,592	29,245,054
Galp Energia SGPS SA	264,130	4,366,710
Hess Corp.	26,371	4,025,269
Imperial Oil, Ltd.	67,678	4,668,086
Kelt Exploration, Ltd. (B)	324,558	1,449,615
Keyera Corp.	111,368	2,868,576
Marathon Petroleum Corp.	62,779	12,649,969
MEG Energy Corp. (B)	172,495	3,960,426
Neste OYJ	27,144	736,018
NexGen Energy, Ltd. (B)	482,039	3,747,275
NuVista Energy, Ltd. (B)	160,391	1,406,700
Occidental Petroleum Corp.	114,247	7,424,913
ONEOK, Inc.	17,022	1,364,654
Pembina Pipeline Corp. (A)	137,434	4,850,851
Phillips 66	56,297	9,195,552
Pioneer Natural Resources Company	35,765	9,388,313
Shell PLC	808,012	26,809,396
Suncor Energy, Inc.	422,361	15,587,336
Targa Resources Corp.	40,411	4,525,628
TC Energy Corp.	56,444	2,268,511
The Williams Companies, Inc.	223,599	8,713,653
Topaz Energy Corp.	46,194	760,493
TotalEnergies SE	249,444	17,159,156
Tourmaline Oil Corp.	77,487	3,622,791
Uranium Royalty Corp. (A)(B)	125,000	298,750
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	64,043	$10,931,500
Var Energi ASA	299,204	991,351
Woodside Energy Group, Ltd., ADR (A)	75,860	1,514,924
Financials 0.3%		3,083,253
Financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	7,332	3,083,253
Health care 0.3%		3,511,206
Health care providers and services 0.3%
Brookdale Senior Living, Inc. (B)	531,196	3,511,206
Industrials 2.9%		31,267,362
Construction and engineering 1.0%
SHO-BOND Holdings Company, Ltd.	49,500	2,080,941
Vinci SA	35,495	4,555,040
WillScot Mobile Mini Holdings Corp. (B)	83,006	3,859,779
Electrical equipment 0.5%
Array Technologies, Inc. (B)	72,589	1,082,302
Plug Power, Inc. (A)(B)	27,777	95,553
Sunrun, Inc. (A)(B)	85,080	1,121,354
Vestas Wind Systems A/S (B)	113,853	3,175,771
Ground transportation 0.3%
Canadian National Railway Company	26,877	3,539,220
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	383,932	1,847,730
Keppel, Ltd.	537,215	2,919,252
Machinery 0.1%
Chart Industries, Inc. (A)(B)	6,917	1,139,368
Trading companies and distributors 0.1%
Yellow Cake PLC (B)(C)	65,000	493,716
Transportation infrastructure 0.5%
Aena SME SA (C)	20,377	4,013,335
Shanghai International Airport Company, Ltd., Class A (B)	272,300	1,344,001
Information technology 1.2%		12,961,789
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	6,766	689,997
IT services 0.0%
NEXTDC, Ltd. (B)	52,698	610,442
Semiconductors and semiconductor equipment 1.1%
AIXTRON SE	14,872	392,668
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	9,798	$1,937,946
Enphase Energy, Inc. (B)	15,978	1,933,018
First Solar, Inc. (B)	12,256	2,068,813
ON Semiconductor Corp. (B)	23,535	1,730,999
Power Integrations, Inc.	23,557	1,685,503
SolarEdge Technologies, Inc. (B)	14,950	1,061,151
Wolfspeed, Inc. (A)(B)	28,856	851,252
Materials 17.7%		192,477,644
Chemicals 0.5%
Air Liquide SA	3,294	685,315
Albemarle Corp.	7,551	994,769
Arcadium Lithium PLC (B)	30,000	129,300
Dow, Inc.	11,859	686,992
DuPont de Nemours, Inc.	11,416	875,265
LyondellBasell Industries NV, Class A	6,063	620,124
NanoXplore, Inc. (A)(B)	174,300	328,127
Nutrien, Ltd.	19,185	1,042,283
Nutrien, Ltd. (New York Stock Exchange)	7,975	433,122
Containers and packaging 0.2%
Smurfit Kappa Group PLC	36,000	1,645,351
Metals and mining 16.6%
Agnico Eagle Mines, Ltd.	198,113	11,813,213
Agnico Eagle Mines, Ltd. (New York Stock Exchange) (A)	13,028	777,120
Alamos Gold, Inc., Class A	238,000	3,508,811
Alcoa Corp.	107,091	3,618,605
Altius Minerals Corp.	41,376	627,719
Anglo American PLC	45,622	1,124,253
AngloGold Ashanti PLC (A)	31,064	689,621
Antofagasta PLC	3,457	88,796
Arch Resources, Inc.	5,815	934,994
Artemis Gold, Inc. (B)	238,421	1,429,241
Aya Gold & Silver, Inc. (A)(B)	99,658	857,859
B2Gold Corp.	389,459	1,020,693
Barrick Gold Corp.	473,033	7,867,878
BHP Group, Ltd., ADR (A)	244,025	14,077,802
Boliden AB	30,598	849,634
Bravo Mining Corp. (B)	72,000	83,452
Calibre Mining Corp. (A)(B)	643,931	793,891
Canada Nickel Company, Inc. (A)(B)	825,000	852,682
Capstone Copper Corp. (B)	970,167	6,173,888
Champion Iron, Ltd. (A)	739,891	3,506,774
Constellium SE (B)	118,300	2,615,613
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
Endeavour Mining PLC	121,578	$2,470,065
ERO Copper Corp. (B)	206,182	3,975,840
Filo Corp. (B)	90,500	1,580,100
First Quantum Minerals, Ltd.	322,345	3,464,873
Foran Mining Corp. (B)	235,000	721,716
Franco-Nevada Corp.	22,180	2,642,835
Freeport-McMoRan, Inc.	463,539	21,795,604
Glencore PLC	160,299	879,649
Gold Fields, Ltd., ADR	87,794	1,395,047
Hudbay Minerals, Inc.	639,609	4,476,389
IGO, Ltd.	170,000	783,266
Iluka Resources, Ltd.	90,600	425,831
Ivanhoe Electric, Inc. (A)(B)	106,050	1,039,290
Ivanhoe Mines, Ltd., Class A (A)(B)	503,735	6,009,640
K92 Mining, Inc. (A)(B)	205,720	956,802
Karora Resources, Inc. (B)	530,345	1,988,965
Kinross Gold Corp.	837,844	5,140,071
Latin Resources, Ltd. (B)	1,750,000	210,732
Lithium Americas Argentina Corp. (B)	44,400	238,955
Lithium Americas Corp. (A)(B)	44,400	298,284
Lucara Diamond Corp. (B)	420,070	97,687
Lundin Gold, Inc.	73,797	1,037,315
Lundin Mining Corp. (A)	321,069	3,285,236
MAG Silver Corp. (B)	51,275	540,932
Nevada Copper Corp. (A)(B)	265,550	19,604
Newmont Corp.	136,754	4,901,263
Newmont Corp. (Toronto Stock Exchange)	2,206	79,084
Nickel 28 Capital Corp. (B)	356,691	173,797
Norsk Hydro ASA	339,564	1,866,035
Nouveau Monde Graphite, Inc. (A)(B)	87,617	200,643
Nucor Corp.	4,956	980,792
OceanaGold Corp.	597,106	1,348,894
Osisko Mining, Inc. (B)	353,234	724,957
Pan American Silver Corp. (A)	166,066	2,503,464
Pan American Silver Corp., CVR (B)	83,300	37,318
Piedmont Lithium, Inc. (A)(B)	37,100	494,172
Rio Tinto PLC, ADR (A)	138,102	8,802,621
Sandstorm Gold, Ltd. (A)	27,979	146,655
Seabridge Gold, Inc. (B)	40,338	609,911
Sierra Rutile Holdings, Ltd. (B)	98,000	7,682
Sigma Lithium Corp. (A)(B)	37,900	491,325
SilverCrest Metals, Inc. (A)(B)	138,340	922,233
Skeena Resources, Ltd. (A)(B)	291,000	1,338,400
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
SolGold PLC (A)(B)	2,609,000	$356,329
South32, Ltd.	446,666	871,592
Southern Copper Corp. (A)	4,836	515,131
Steel Dynamics, Inc.	4,664	691,345
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	5,192,000	517,456
Teck Resources, Ltd., Class B	228,565	10,461,799
Torex Gold Resources, Inc. (B)	20,837	306,736
Trilogy Metals, Inc. (B)	696,952	344,733
Triple Flag Precious Metals Corp. (A)(B)	121,906	1,761,542
U.S. Steel Corp.	6,606	269,393
Vale SA, ADR	78,952	962,425
Warrior Met Coal, Inc.	22,324	1,355,067
Wesdome Gold Mines, Ltd. (A)(B)	123,889	922,845
Wheaton Precious Metals Corp. (A)	143,801	6,773,101
Paper and forest products 0.4%
Canfor Corp. (B)	32,125	405,787
Interfor Corp. (B)	97,319	1,520,261
West Fraser Timber Company, Ltd.	29,937	2,584,941
Real estate 34.0%		371,169,250
Diversified REITs 2.2%
Charter Hall Group	144,400	1,293,177
Empire State Realty Trust, Inc., Class A	817,598	8,282,268
Essential Properties Realty Trust, Inc.	284,604	7,587,543
Land Securities Group PLC	327,340	2,718,865
Merlin Properties Socimi SA	86,362	929,160
Stockland	1,155,026	3,649,729
Health care REITs 2.8%
American Healthcare REIT, Inc.	369,539	5,450,700
CareTrust REIT, Inc.	305,284	7,439,771
Welltower, Inc.	185,437	17,327,233
Hotel and resort REITs 0.9%
Invincible Investment Corp.	5,691	2,556,249
Ryman Hospitality Properties, Inc.	60,755	7,023,886
Industrial REITs 4.8%
CapitaLand Ascendas REIT	975,906	2,001,854
EastGroup Properties, Inc.	23,259	4,181,270
Goodman Group	225,124	4,958,862
Plymouth Industrial REIT, Inc.	254,271	5,721,098
Prologis, Inc.	272,853	35,530,904
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Office REITs 1.1%
Kilroy Realty Corp.	123,805	$4,510,216
SL Green Realty Corp.	142,614	7,862,310
Real estate management and development 4.8%
Ayala Land, Inc.	1,455,900	836,789
CBRE Group, Inc., Class A (B)	50,820	4,941,737
Colliers International Group, Inc.	11,902	1,454,811
Corp. Inmobiliaria Vesta SAB de CV	408,100	1,595,235
Corp. Inmobiliaria Vesta SAB de CV, ADR (A)	143,570	5,633,687
CTP NV (C)	139,946	2,496,482
Daito Trust Construction Company, Ltd.	23,250	2,652,423
Emaar Properties PJSC	968,206	2,148,719
Kojamo OYJ (B)	124,916	1,480,374
Mitsubishi Estate Company, Ltd.	82,400	1,503,469
Mitsui Fudosan Company, Ltd.	778,119	8,389,270
Nomura Real Estate Holdings, Inc.	54,800	1,548,172
Pandox AB	158,758	2,664,232
PSP Swiss Property AG	16,620	2,178,693
Sagax AB, B Shares	75,337	1,987,412
Savills PLC	81,386	1,096,565
Swire Pacific, Ltd., Class A	184,000	1,514,757
TAG Immobilien AG (B)	292,472	3,997,260
The Wharf Holdings, Ltd.	562,000	1,847,517
Tokyu Fudosan Holdings Corp.	311,836	2,519,466
Residential REITs 4.8%
American Homes 4 Rent, Class A	249,688	9,183,525
AvalonBay Communities, Inc.	78,992	14,657,756
Boardwalk Real Estate Investment Trust	19,198	1,106,626
Comforia Residential REIT, Inc.	811	1,753,063
Essex Property Trust, Inc.	59,251	14,505,237
Sun Communities, Inc.	58,364	7,504,443
The UNITE Group PLC	74,308	919,209
Veris Residential, Inc.	201,289	3,061,606
Retail REITs 5.7%
Acadia Realty Trust	250,170	4,255,392
Brixmor Property Group, Inc.	202,864	4,757,161
Frasers Centrepoint Trust	928,100	1,505,332
Fukuoka REIT Corp.	1,460	1,667,011
Hammerson PLC	5,073,789	1,912,117
Klepierre SA	107,386	2,779,756
Lar Espana Real Estate Socimi SA	203,280	1,585,782
Link REIT	665,891	2,867,601
NETSTREIT Corp.	191,200	3,512,344
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Retail REITs (continued)
NewRiver REIT PLC	1,157,186	$1,183,031
Phillips Edison & Company, Inc.	127,488	4,572,995
Shaftesbury Capital PLC	1,667,644	3,027,005
Simon Property Group, Inc.	108,869	17,036,910
Tanger, Inc.	209,667	6,191,467
The Macerich Company	133,229	2,295,536
Vicinity, Ltd.	1,835,793	2,548,137
Specialized REITs 6.9%
American Tower Corp.	29,751	5,878,500
Big Yellow Group PLC	12,001	161,016
CubeSmart	179,847	8,132,681
Digital Core REIT Management Pte, Ltd.	2,963,500	1,777,984
Digital Realty Trust, Inc.	74,869	10,784,131
Equinix, Inc.	31,539	26,030,083
Extra Space Storage, Inc.	56,886	8,362,242
Iron Mountain, Inc.	84,733	6,796,434
Lamar Advertising Company, Class A	35,667	4,258,996
VICI Properties, Inc.	103,591	3,085,976
Utilities 5.4%		59,285,737
Electric utilities 2.6%
American Electric Power Company, Inc.	36,267	3,122,589
Constellation Energy Corp.	13,408	2,478,469
Duke Energy Corp.	28,610	2,766,873
Edison International	45,035	3,185,326
EDP - Energias de Portugal SA	229,955	897,203
Enel SpA	439,521	2,901,506
Exelon Corp.	75,725	2,844,988
FirstEnergy Corp.	55,176	2,130,897
Iberdrola SA	238,748	2,965,345
NextEra Energy, Inc.	43,139	2,757,013
The Kansai Electric Power Company, Inc.	141,000	2,011,903
Gas utilities 0.3%
Atmos Energy Corp.	26,829	3,189,163
Independent power and renewable electricity producers 0.8%
Brookfield Renewable Corp., Class A	23,486	577,051
Brookfield Renewable Partners LP	89,574	2,080,804
RWE AG	102,634	3,488,254
Vistra Corp.	44,131	3,073,724
Multi-utilities 1.4%
Dominion Energy, Inc.	55,914	2,750,410
Engie SA	236,375	3,961,032
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
National Grid PLC	247,305	$3,332,185
Public Service Enterprise Group, Inc.	38,582	2,576,506
Sempra	44,130	3,169,858
Water utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	179,100	3,024,638

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%				$40,429,823
(Cost $40,431,318)
U.S. Government Agency 0.2%				1,898,906
Federal Home Loan Bank Discount Note	5.150	04-01-24	1,900,000	1,898,906

	Yield (%)	Shares	Value
Short-term funds 3.0%			33,430,917
John Hancock Collateral Trust (E)	5.2975(F)	3,343,961	33,430,917

	Par value^	Value
Repurchase agreement 0.5%		5,100,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-28-24 at 5.330% to be repurchased at $2,601,540 on 4-1-24, collateralized by $69,916 Federal Home Loan Mortgage Corp., 1.500% due 6-1-36 (valued at $61,065), $4,019 Federal National Mortgage Association, 4.000% - 5.500% due 8-1-26 to 12-1-34 (valued at $4,077) and $2,478,347 Government National Mortgage Association, 5.873% - 7.000% due 7-20-53 to 4-20-73 (valued at $2,586,859)	2,600,000	2,600,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $2,501,478 on 4-1-24, collateralized by $2,514,346 Federal National Mortgage Association, 2.500% - 5.000% due 8-1-31 to 7-25-45 (valued at $2,244,000) and $365,772 Government National Mortgage Association, 2.720% due 3-15-64 (valued at $306,000)	2,500,000	2,500,000

Total investments (Cost $859,668,186) 103.1%	$1,124,399,561
Other assets and liabilities, net (3.1%)	(33,573,904)
Total net assets 100.0%	$1,090,825,657

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	All or a portion of this security is on loan as of 3-31-24.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $891,516,495. Net unrealized appreciation aggregated to $232,883,066, of which $256,643,741 related to gross unrealized appreciation and $23,760,675 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	19

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $826,236,868) including $40,082,808 of securities loaned	$1,090,968,644
Affiliated investments, at value (Cost $33,431,318)	33,430,917
Total investments, at value (Cost $859,668,186)	1,124,399,561
Cash	1,006,894
Foreign currency, at value (Cost $601,403)	601,560
Dividends and interest receivable	2,916,187
Receivable for fund shares sold	10,364
Receivable for investments sold	247,085
Receivable for securities lending income	31,433
Other assets	75,208
Total assets	1,129,288,292
Liabilities
Payable for investments purchased	168,626
Payable for fund shares repurchased	4,652,086
Payable upon return of securities loaned	33,416,528
Payable to affiliates
Accounting and legal services fees	46,259
Trustees’ fees	2,727
Other liabilities and accrued expenses	176,409
Total liabilities	38,462,635
Net assets	$1,090,825,657
Net assets consist of
Paid-in capital	$871,773,910
Total distributable earnings (loss)	219,051,747
Net assets	$1,090,825,657

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($1,090,825,657 ÷ 90,557,756 shares)	$12.05
20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$32,590,378
Interest	478,039
Securities lending	509,196
Less foreign taxes withheld	(1,654,721)
Total investment income	31,922,892
Expenses
Investment management fees	8,756,916
Accounting and legal services fees	214,873
Trustees’ fees	26,762
Custodian fees	390,499
Printing and postage	20,909
Professional fees	135,912
Other	66,987
Total expenses	9,612,858
Less expense reductions	(591,572)
Net expenses	9,021,286
Net investment income	22,901,606
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,734,031)
Affiliated investments	20,570
(11,713,461)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	93,622,407
Affiliated investments	(19,942)
93,602,465
Net realized and unrealized gain	81,889,004
Increase in net assets from operations	$104,790,610
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment income	$22,901,606	$27,583,015
Net realized loss	(11,713,461)	(1,138,431)
Change in net unrealized appreciation (depreciation)	93,602,465	(134,018,236)
Increase (decrease) in net assets resulting from operations	104,790,610	(107,573,652)
Distributions to shareholders
From earnings
Class NAV	(24,863,170)	(58,975,191)
Total distributions	(24,863,170)	(58,975,191)
From fund share transactions	(51,592,152)	78,262,845
Total increase (decrease)	28,335,288	(88,285,998)
Net assets
Beginning of year	1,062,490,369	1,150,776,367
End of year	$1,090,825,657	$1,062,490,369
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22	3-31-21	3-31-20
Per share operating performance
Net asset value, beginning of period	$11.19	$13.28	$10.10	$6.61	$10.01
Net investment income[1]	0.25	0.31	0.25	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.89	(1.73)	3.23	3.54	(3.16)
Total from investment operations	1.14	(1.42)	3.48	3.72	(2.96)
Less distributions
From net investment income	(0.28)	(0.28)	(0.30)	(0.23)	(0.28)
From net realized gain	—	(0.39)	—	—	(0.16)
Total distributions	(0.28)	(0.67)	(0.30)	(0.23)	(0.44)
Net asset value, end of period	$12.05	$11.19	$13.28	$10.10	$6.61
Total return (%)[2]	10.30	(10.55)	34.95	56.64	(30.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,091	$1,062	$1,151	$963	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.92	0.91	0.93	0.93
Expenses including reductions	0.88	0.87	0.85	0.87	0.87
Net investment income	2.22	2.65	2.20	2.07	2.05
Portfolio turnover (%)	51	60	49	82	61

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
24	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$9,929,065	—	$9,929,065	—
Consumer discretionary	19,467,854	$10,429,935	9,037,919	—
Consumer staples	887,677	887,677	—	—
Energy	379,928,901	306,096,647	73,832,254	—
Financials	3,083,253	3,083,253	—	—
Health care	3,511,206	3,511,206	—	—
Industrials	31,267,362	10,837,576	20,429,786	—
Information technology	12,961,789	11,958,679	1,003,110	—
Materials	192,477,644	183,039,508	9,438,136	—
Real estate	371,169,250	288,917,475	82,251,775	—
Utilities	59,285,737	39,728,309	19,557,428	—
Short-term investments	40,429,823	33,430,917	6,998,906	—
Total investments in securities	$1,124,399,561	$891,921,182	$232,478,379	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2024, the fund loaned securities valued at $40,082,808 and received $33,416,528 of cash collateral.
26	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

In addition, non-cash collateral of approximately $8,423,028 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2024 were $6,917.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $21,985,044 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$24,863,170	$24,583,516
Long-term capital gains	—	34,391,675
Total	$24,863,170	$58,975,191
As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $8,163,330 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
28	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $591,572 for the year ended March 31, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,233,333	3	5.812%	$(1,082)
Lender	$2,150,000	2	5.671%	$677
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,424,907	$38,227,153	11,853,285	$132,278,372
Distributions reinvested	2,156,389	24,863,170	5,435,501	58,975,191
Repurchased	(10,003,027)	(114,682,475)	(8,994,273)	(112,990,718)
Net increase (decrease)	(4,421,731)	$(51,592,152)	8,294,513	$78,262,845
Total net increase (decrease)	(4,421,731)	$(51,592,152)	8,294,513	$78,262,845
Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	29

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $522,723,456 and $569,105,260, respectively, for the year ended March 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2024, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	33.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	22.2%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	15.1%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	6.4%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	6.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	3,343,961	$49,272,079	$289,925,380	$(305,767,170)	$20,570	$(19,942)	$509,196	—	$33,430,917

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
30	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for each of the five years in the period ended March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Real Assets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisors, Manulife Investment Management (North America) Limited (Manulife IM (NA)) and Wellington Management Company LLP (Wellington) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	1986	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	37

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

38	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	39

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-5291 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

Not part of the shareholder report

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506312	DRAA 3/24
5/2024

Annual report
John Hancock
Fundamental Equity Income Fund
U.S. equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Equity Income Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
13	Financial statements
16	Financial highlights
17	Notes to financial statements
22	Report of independent registered public accounting firm
23	Tax information
24	Statement regarding liquidity risk management
26	Trustees and Officers
30	More information
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and current income.
TOTAL RETURNS AS OF 3/31/2024 (%)

The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

U.S. stocks surged
Investor enthusiasm around generative artificial intelligence, signs the U.S. Federal Reserve was done raising interest rates and economic resilience drove U.S. stocks sharply higher.
The fund outpaced the Russell 1000 Value Index
Security selection drove the fund’s relative performance, notably in the consumer discretionary, information technology, and communication services sectors.
Stock picks in real estate detracted
Investment choices in the real estate sector, positioning in industrials, and a cash position hindered performance.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

Management’s discussion of fund performance
What drove the U.S. stock market’s return for the 12 months ended March 31, 2024?
U.S. stocks rallied sharply, helped by a resilient economy, easing inflation, and better-than-expected corporate earnings. Investor enthusiasm around generative artificial intelligence plus signs that the U.S. Federal Reserve (Fed) was done raising interest rates and might cut them in 2024 further encouraged investors. These tailwinds outweighed the negative impact of inflation that stayed above the Fed’s target, still relatively high interest rates, and conflicts in the Middle East and Ukraine.
How did the fund perform?
The fund outpaced its benchmark, helped most by stock picks particularly in the consumer discretionary, information technology, and communication services sectors. Additional contributors were an overweight in the financials sector and a lack of exposure to the utilities sector. Top individual contributors included private equity firm KKR & Company, Inc., which benefited from expectations of lower interest rates, stock market appreciation, and better-than-expected earnings. Within consumer discretionary, shares of U.S. homebuilder Lennar Corp. rose sharply, buoyed by the prospect of lower interest rates and a favorable supply/demand outlook for the housing market. Lastly, the stock of Oracle Corp. gained from
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
Crown Castle, Inc.	4.9
Elevance Health, Inc.	4.1
Nasdaq, Inc.	3.4
GSK PLC, ADR	3.4
Oracle Corp.	3.2
Citigroup, Inc.	3.1
Bristol-Myers Squibb Company	2.9
Kinder Morgan, Inc.	2.8
Walmart, Inc.	2.7
Suncor Energy, Inc.	2.7
TOTAL	33.2
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2024 (% of net assets)
United States	88.6
United Kingdom	4.8
Canada	2.7
France	2.2
Other countries	1.7
TOTAL	100.0
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

growth of the software giant’s new cloud solutions business. Each of these stocks was an overweight.
Which investment choices hindered relative performance?
Security selection and an overweight in the real estate sector, stock picks and an underweight in industrials and a cash position hampered performance versus the Russell 1000 Value index. Among individual detractors was an overweight in shipping giant United Parcel Service, Inc., which fell sharply due to decreased volumes, revenue, and operating profits in 2023, which management attributed to large customers scaling back on inventory amid economic uncertainty. Concern about possible disruptions reaching a labor union agreement also pressured the stock. Within real estate, overweights in cell tower companies Crown Castle, Inc. and American Tower Corp. detracted as high interest rates impeded their ability to finance future acquisitions. In addition, Crown Castle was pressured by uncertainty due to activist involvement, the search for a new CEO and questions about how it might unlock value from its fiber business. American Tower faced challenges in some international markets.
MANAGED BY

Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Michael J. Mattioli, CFA
Nicholas P. Renart
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (6-28-22)	Since inception (6-28-22)
Class I1	22.42	17.95	33.71
Index†	20.27	13.93	25.79
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class I shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class I
Gross (%)	4.33
Net (%)	0.82
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell 1000 Value Index.
See the following page for footnotes.
6	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Fundamental Equity Income Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class I	Actual expenses/actual returns	$1,000.00	$1,216.10	$4.60	0.83%
	Hypothetical example	1,000.00	1,020.90	4.19	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 93.9%		$9,062,178
(Cost $7,801,723)
Communication services 4.2%		407,476
Entertainment 0.3%
Warner Brothers Discovery, Inc. (A)	3,412	29,787
Interactive media and services 2.2%
Alphabet, Inc., Class A (A)	1,058	159,684
Meta Platforms, Inc., Class A	114	55,356
Media 1.7%
Comcast Corp., Class A	3,752	162,649
Consumer discretionary 7.2%		693,018
Automobile components 0.9%
Mobileye Global, Inc., Class A (A)	2,748	88,348
Broadline retail 1.2%
Amazon.com, Inc. (A)	159	28,680
eBay, Inc.	1,572	82,970
Hotels, restaurants and leisure 2.1%
Vail Resorts, Inc.	918	204,558
Household durables 2.1%
Lennar Corp., Class A	1,190	204,656
Specialty retail 0.9%
Lowe’s Companies, Inc.	329	83,806
Consumer staples 8.4%		806,425
Beverages 0.9%
Anheuser-Busch InBev SA/NV, ADR	1,327	80,655
Consumer staples distribution and retail 2.7%
Walmart, Inc.	4,346	261,499
Food products 2.2%
Danone SA, ADR	16,470	213,287
Household products 1.2%
Reynolds Consumer Products, Inc.	4,037	115,297
Personal care products 1.4%
Haleon PLC, ADR	15,982	135,687
Energy 8.1%		784,533
Oil, gas and consumable fuels 8.1%
Cheniere Energy, Inc.	1,254	202,245
Kinder Morgan, Inc.	14,870	272,716
Suncor Energy, Inc.	6,986	257,853
Valero Energy Corp.	303	51,719
10	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 22.3%		$2,150,196
Banks 7.3%
Bank of America Corp.	5,147	195,174
Citigroup, Inc.	4,642	293,560
First Hawaiian, Inc.	4,122	90,519
Wells Fargo & Company	2,190	126,932
Capital markets 13.8%
KKR & Company, Inc.	2,358	237,168
Morgan Stanley	2,707	254,891
Nasdaq, Inc.	5,250	331,275
S&P Global, Inc.	287	122,104
State Street Corp.	2,482	191,908
The Goldman Sachs Group, Inc.	460	192,137
Consumer finance 1.2%
American Express Company	503	114,528
Health care 16.8%		1,619,389
Biotechnology 3.8%
Gilead Sciences, Inc.	3,438	251,834
Moderna, Inc. (A)	1,073	114,339
Health care equipment and supplies 1.1%
Becton, Dickinson and Company	449	111,105
Health care providers and services 4.1%
Elevance Health, Inc.	757	392,537
Life sciences tools and services 1.0%
Thermo Fisher Scientific, Inc.	163	94,737
Pharmaceuticals 6.8%
Bristol-Myers Squibb Company	5,094	276,248
GSK PLC, ADR	7,603	325,941
Merck & Company, Inc.	399	52,648
Industrials 6.9%		671,012
Aerospace and defense 1.6%
RTX Corp.	1,581	154,195
Air freight and logistics 1.7%
United Parcel Service, Inc., Class B	1,138	169,141
Electrical equipment 1.1%
Regal Rexnord Corp.	589	106,079
Ground transportation 1.1%
Union Pacific Corp.	437	107,471
Trading companies and distributors 1.4%
United Rentals, Inc.	186	134,126
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	11

	Shares	Value
Information technology 8.9%		$857,950
Semiconductors and semiconductor equipment 3.7%
Analog Devices, Inc.	999	197,592
Texas Instruments, Inc.	907	158,008
Software 5.2%
Microsoft Corp.	453	190,586
Oracle Corp.	2,482	311,764
Materials 2.5%		241,585
Chemicals 2.5%
LyondellBasell Industries NV, Class A	2,362	241,585
Real estate 8.6%		830,594
Specialized REITs 8.6%
American Tower Corp.	1,225	242,048
Crown Castle, Inc.	4,460	472,002
Lamar Advertising Company, Class A	976	116,544

	Yield (%)	Shares	Value
Short-term investments 6.3%			$609,614
(Cost $609,588)
Short-term funds 6.3%			609,614
John Hancock Collateral Trust (B)	5.2975(C)	60,977	609,614

Total investments (Cost $8,411,311) 100.2%	$9,671,792
Other assets and liabilities, net (0.2%)	(21,768)
Total net assets 100.0%	$9,650,024

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $8,418,431. Net unrealized appreciation aggregated to $1,253,361, of which $1,418,602 related to gross unrealized appreciation and $165,241 related to gross unrealized depreciation.
12	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $7,801,723)	$9,062,178
Affiliated investments, at value (Cost $609,588)	609,614
Total investments, at value (Cost $8,411,311)	9,671,792
Dividends and interest receivable	14,390
Receivable from affiliates	158
Other assets	323
Total assets	9,686,663
Liabilities
Payable to affiliates
Accounting and legal services fees	269
Transfer agent fees	930
Trustees’ fees	13
Other liabilities and accrued expenses	35,427
Total liabilities	36,639
Net assets	$9,650,024
Net assets consist of
Paid-in capital	$8,148,095
Total distributable earnings (loss)	1,501,929
Net assets	$9,650,024

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($9,650,024 ÷ 778,359 shares)	$12.40
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	13

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$177,960
Dividends from affiliated investments	21,323
Less foreign taxes withheld	(2,248)
Total investment income	197,035
Expenses
Investment management fees	43,157
Accounting and legal services fees	1,542
Transfer agent fees	8,741
Trustees’ fees	633
Custodian fees	14,047
Printing and postage	14,791
Professional fees	36,153
Other	11,881
Total expenses	130,945
Less expense reductions	(71,131)
Net expenses	59,814
Net investment income	137,221
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	501,834
Affiliated investments	102
501,936
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	906,116
Affiliated investments	(18)
906,098
Net realized and unrealized gain	1,408,034
Increase in net assets from operations	$1,545,255
14	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Period ended 3-31-23[1]
Increase (decrease) in net assets
From operations
Net investment income	$137,221	$68,462
Net realized gain	501,936	48,996
Change in net unrealized appreciation (depreciation)	906,098	354,383
Increase in net assets resulting from operations	1,545,255	471,841
Distributions to shareholders
From earnings
Class I	(446,978)	(73,690)
Total distributions	(446,978)	(73,690)
From fund share transactions	1,901,943	6,251,653
Total increase	3,000,220	6,649,804
Net assets
Beginning of year	6,649,804	—
End of year	$9,650,024	$6,649,804

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	15

Financial highlights
CLASS I SHARES Period ended	3-31-24	3-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.77	$10.00
Net investment income[2]	0.21	0.13
Net realized and unrealized gain (loss) on investments	2.14	0.78
Total from investment operations	2.35	0.91
Less distributions
From net investment income	(0.20)	(0.14)
From net realized gain	(0.52)	—
Total distributions	(0.72)	(0.14)
Net asset value, end of period	$12.40	$10.77
Total return (%)[3]	22.42	9.22[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	4.25[5]
Expenses including reductions	0.83	0.82[5]
Net investment income	1.91	1.72[6]
Portfolio turnover (%)	34	26

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
16	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	17

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
18	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended March 31, 2024 and for the period ended 2023 was as follows:
	March 31, 2024	March 31, 2023
Ordinary income	$321,103	$73,690
Long-term capital gains	125,875	—
Total	$446,978	$73,690
As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $61,308 of undistributed ordinary income and $187,260 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	19

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to August 1, 2023, this agreement was voluntary.
The expense reductions described above amounted to $71,131 for the year ended March 31, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the year ended March 31, 2024 and period ended March 31, 2023 were as follows:
20	JOHN HANCOCK Fundamental Equity Income Fund | ANNUAL REPORT

	Year Ended 3-31-24		Period ended 3-31-23[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	122,061	$1,454,965	615,061	$6,230,003
Distributions reinvested	39,145	446,978	2,092	21,650
Net increase	161,206	$1,901,943	617,153	$6,251,653
Total net increase	161,206	$1,901,943	617,153	$6,251,653

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
Affiliates of the fund owned 100% of shares of Class I on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,577,743 and $2,312,874, respectively, for the year ended March 31, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	60,977	$270,001	$2,043,453	$(1,703,924)	$102	$(18)	$21,323	—	$609,614
ANNUAL REPORT | JOHN HANCOCK Fundamental Equity Income Fund	21

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and of John Hancock Fundamental Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Equity Income Fund (one of the funds constituting John Hancock Investment Trust referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024 and the statement of changes in net assets and the financial highlights for the year ended March 31, 2024 and for the period June 28, 2022 (commencement of operations) through March 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year ended March 31, 2024, and the changes in its net assets and the financial highlights for the year ended March 31, 2024 and for the period June 28, 2022 (commencement of operations) through March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
22	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $125,875 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Equity Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	25

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	1986	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
26	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	27

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
28	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2020
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	29

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Michael J. Mattioli, CFA
Nicholas P. Renart
Emory W. Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | ANNUAL REPORT

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-5291 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

Not part of the shareholder report

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

Not part of the shareholder report

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
3506320	490A 3/24
5/2024

Annual report
John Hancock
Global Climate Action Fund
International equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Climate Action Fund

2	Portfolio summary
4	Your expenses
6	Fund’s investments
8	Financial statements
11	Financial highlights
12	Notes to financial statements
18	Report of independent registered public accounting firm
19	Tax information
20	Evaluation of advisory and subadvisory agreements by the Board of Trustees
26	Statement regarding liquidity risk management
28	Trustees and Officers
32	More information
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	1

Portfolio summary
SECTOR COMPOSITION AS OF 3/31/2024 (% of total investments)

TOP 10 HOLDINGS AS OF 3/31/2024 (% of total investments)
Microsoft Corp.	7.3
McKesson Corp.	4.1
Schneider Electric SE	4.0
Oracle Corp.	3.9
Visa, Inc., Class A	3.8
Lowe’s Companies, Inc.	3.7
Intertek Group PLC	3.6
Elevance Health, Inc.	3.6
Koninklijke Ahold Delhaize NV	3.4
Publicis Groupe SA	3.3
TOTAL	40.7
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 3/31/2024 (% of total investments)
United States	55.4
United Kingdom	11.0
France	10.1
Ireland	9.9
Germany	4.8
Netherlands	4.6
Canada	4.2
TOTAL	100.0
2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 20, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report
4	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class I	Actual expenses/actual returns[2]	$1,000.00	$1,113.00	$2.89	0.98%
	Hypothetical example	1,000.00	1,020.10	4.95	0.98%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
[2]	The inception date for the fund is 12-19-23. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 103/366 (to reflect the period).
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	5

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 100.2%		$5,575,718
(Cost $5,048,975)
Canada 4.3%		238,310
Canadian Pacific Kansas City, Ltd.	1,856	163,643
WSP Global, Inc.	448	74,667
France 10.2%		565,210
EssilorLuxottica SA	677	153,145
Publicis Groupe SA	1,706	185,989
Schneider Electric SE	1,000	226,076
Germany 4.8%		268,799
Deutsche Boerse AG	529	108,334
Merck KGaA	910	160,465
Ireland 9.9%		553,962
Accenture PLC, Class A	451	156,321
Aptiv PLC (A)	2,312	184,151
Johnson Controls International PLC	2,579	168,460
Trane Technologies PLC	150	45,030
Netherlands 4.7%		260,057
Koninklijke Ahold Delhaize NV	6,331	189,435
Wolters Kluwer NV	451	70,622
United Kingdom 11.1%		618,122
Intertek Group PLC	3,239	203,888
London Stock Exchange Group PLC	1,490	178,285
RELX PLC	3,536	152,492
Rentokil Initial PLC	14,037	83,457
United States 55.2%		3,071,258
Abbott Laboratories	1,285	146,053
Advanced Drainage Systems, Inc.	79	13,607
Alphabet, Inc., Class A (A)	916	138,252
Apple, Inc.	315	54,016
Applied Materials, Inc.	457	94,247
Broadcom, Inc.	86	113,985
Brown & Brown, Inc.	1,852	162,124
Elevance Health, Inc.	387	200,675
Lowe’s Companies, Inc.	810	206,331
Marsh & McLennan Companies, Inc.	434	89,395
McDonald’s Corp.	434	122,366
McKesson Corp.	428	229,772
Microsoft Corp.	973	409,361
NIKE, Inc., Class B	556	52,253
6	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
NVIDIA Corp.	95	$85,838
Oracle Corp.	1,753	220,194
Salesforce, Inc.	474	142,759
Sysco Corp.	2,124	172,426
UnitedHealth Group, Inc.	174	86,078
Veralto Corp.	1,347	119,425
Visa, Inc., Class A	760	212,101

	Yield (%)	Shares	Value
Short-term investments 0.6%			$33,071
(Cost $33,080)
Short-term funds 0.6%			33,071
John Hancock Collateral Trust (B)	5.2975(C)	3,308	33,071

Total investments (Cost $5,082,055) 100.8%	$5,608,789
Other assets and liabilities, net (0.8%)	(45,033)
Total net assets 100.0%	$5,563,756

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $5,082,059. Net unrealized appreciation aggregated to $526,730, of which $562,204 related to gross unrealized appreciation and $35,474 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	7

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $5,048,975)	$5,575,718
Affiliated investments, at value (Cost $33,080)	33,071
Total investments, at value (Cost $5,082,055)	5,608,789
Cash	126
Dividends and interest receivable	2,633
Receivable from affiliates	3,249
Other assets	86,469
Total assets	5,701,266
Liabilities
Payable to affiliates
Accounting and legal services fees	218
Transfer agent fees	556
Trustees’ fees	10
Other liabilities and accrued expenses	136,726
Total liabilities	137,510
Net assets	$5,563,756
Net assets consist of
Paid-in capital	$5,000,000
Total distributable earnings (loss)	563,756
Net assets	$5,563,756

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($5,563,756 ÷ 500,000 shares)	$11.13
8	JOHN HANCOCK Global Climate Action Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 3-31-241

Investment income
Dividends	$11,044
Dividends from affiliated investments	533
Less foreign taxes withheld	(111)
Total investment income	11,466
Expenses
Investment management fees	12,483
Accounting and legal services fees	246
Transfer agent fees	1,788
Trustees’ fees	223
Custodian fees	3,682
Printing and postage	6,593
Professional fees	62,614
Other	2,220
Total expenses	89,849
Less expense reductions	(75,463)
Net expenses	14,386
Net investment loss	(2,920)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	39,947
Affiliated investments	(6)
39,941
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	526,744
Affiliated investments	(9)
526,735
Net realized and unrealized gain	566,676
Increase in net assets from operations	$563,756
[1] Period from 12-19-23 (commencement of operations) to 3-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Climate Action Fund	9

STATEMENT OF CHANGES IN NET ASSETS

Period ended 3-31-24[1]
Increase (decrease) in net assets
From operations
Net investment loss	$(2,920)
Net realized gain	39,941
Change in net unrealized appreciation (depreciation)	526,735
Increase in net assets resulting from operations	563,756
From fund share transactions	5,000,000
Total increase	5,563,756
Net assets
Beginning of period	—
End of period	$5,563,756

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
10	JOHN HANCOCK Global Climate Action Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS I SHARES Period ended	3-31-24[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.01)
Net realized and unrealized gain (loss) on investments	1.14
Total from investment operations	1.13
Net asset value, end of period	$11.13
Total return (%)[3]	11.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	4.66[5]
Expenses including reductions	0.98[5]
Net investment loss	(0.20)[6]
Portfolio turnover (%)	16

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Global Climate Action Fund	11

Notes to financial statements
Note 1—Organization
John Hancock Global Climate Action Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders. Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on December 19, 2023.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
12	JOHN HANCOCK Global Climate Action Fund | ANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$238,310	$238,310	—	—
France	565,210	—	$565,210	—
Germany	268,799	—	268,799	—
Ireland	553,962	553,962	—	—
Netherlands	260,057	—	260,057	—
United Kingdom	618,122	—	618,122	—
United States	3,071,258	3,071,258	—	—
Short-term investments	33,071	33,071	—	—
Total investments in securities	$5,608,789	$3,896,601	$1,712,188	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign
ANNUAL REPORT | JOHN HANCOCK Global Climate Action Fund	13

currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred offering costs of $120,000 which are amortized over the fund’s first year of operations. $33,535 of offering costs were expensed during the period ended March 31, 2024 and $86,465 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
As of March 31, 2024, the components of distributable earnings on a tax basis consisted of $41,712 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.
14	JOHN HANCOCK Global Climate Action Fund | ANNUAL REPORT

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $500 million of the fund’s average daily net assets; and (b) 0.830% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $75,463 for the period ended March 31, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2024, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Global Climate Action Fund	15

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended March 31, 2024 were as follows:
	Period ended 3-31-24[1]
	Shares	Amount
Class I shares
Sold	500,000	$5,000,000
Net increase	500,000	$5,000,000
Total net increase	500,000	$5,000,000

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
Affiliates of the fund owned 100% of shares of Class I on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $5,836,722 and $839,295, respectively, for the period ended March 31, 2024.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,308	—	$401,889	$(368,803)	$(6)	$(9)	$533	—	$33,071
16	JOHN HANCOCK Global Climate Action Fund | ANNUAL REPORT

Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
ANNUAL REPORT | JOHN HANCOCK Global Climate Action Fund	17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Climate Action Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Climate Action Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 19, 2023 (commencement of operations) through March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period December 19, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2o24 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in John Hancock group of funds since 1988.
18	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	19

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on December 12-14, 2023, the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock Global Climate Action Fund (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the December 12-14, 2023 meeting, the Board considered and approved with respect to the New Fund:
(a)	an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)	an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (North America) Limited (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the December meetings and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its September 26-28, 2023 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
20	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	21

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor in managing other funds. The Board also reviewed the performance history of the strategy to be used by the New Fund. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also noted that the New Fund has breakpoints in its contractual management fee schedule that will reduce the New Fund’s management fees as the New Fund’s assets increase. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
22	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(h)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(i)	noted that the subadvisory fee for the New Fund will be paid by Advisor; and
(j)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the New Fund’s advisory fee structure and concluded that: (i) the New Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements will permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)	the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)	the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)	the proposed subadvisory fee for the New Fund, including any breakpoints.
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	23

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also considered any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds, including other funds, managed by the Subadvisor. The Board also reviewed the performance of the strategy to be used by the Subadvisor for the New Fund. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds, including other funds, in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
24	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

(3)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees will be paid by the Advisor not the New Fund and that the subadvisory fee breakpoints are reflected in the advisory fee for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and the Subadvisory Agreement.
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Climate Action Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (North America) Limited (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	27

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	1986	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
28	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	29

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
30	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	31

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited
Portfolio Managers
Steve Bélisle, BBA,M.Sc., CFA
Patrick Blais, FSA, CFA
Brian Chan, CFA
Derek Chan, MBA, CPA, CGA, CFA
Cavan Yie, MBA, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Climate Action Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
3506324	491A 3/24
5/2024

Annual report
John Hancock
Mid Cap Growth Fund
U.S. equity
March 31, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
U.S. stocks posted gains during the 12 months ended March 31, 2024. The beginning of the period brought weak returns, as concerns that interest rates would need to stay higher for longer led to an increase in bond yields and weighed heavily on investor sentiment through late October 2023. Encouraging inflation and consumer spending data, however, fueled optimism. Growing investor enthusiasm for artificial intelligence also bolstered the market, with notable outperformance from several large technology-related stocks. The U.S. Federal Reserve hinted at the end of the calendar year that it may begin to cut interest rates in 2024, but cooled somewhat toward the end of the reporting period as inflation remained elevated.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Mid Cap Growth Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund’s investments
14	Financial statements
17	Financial highlights
22	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Statement regarding liquidity risk management
34	Trustees and Officers
38	More information
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term growth and capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2024 (%)

The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class R6 shares of the fund were first offered on 10-18-21. Class A shares of the fund were first offered on 11-5-21. Class A returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stock market generated positive performance
The U.S. stock market posted gains, driven by enthusiasm over artificial intelligence, positive inflation data, and a more accommodative stance from the U.S. Federal Reserve (Fed).
The fund underperformed its benchmark, the Russell Midcap Growth Index
The fund fell short of its benchmark due primarily to an underweight in the information technology sector and an overweight to the healthcare sector.
Security selection also was a detractor
Stock selection in the information technology and healthcare sectors detracted, while stock selection in the consumer staples and communication services sectors contributed to relative performance.
SECTOR COMPOSITION AS OF 3/31/2024 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectuses.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

Management’s discussion of fund performance
How did the markets perform during the 12 months ended March 31, 2024?
The U.S. stock market generated positive returns, driven by enthusiasm for generative artificial intelligence, positive inflation data, and the Fed’s more dovish sentiment. Growth stocks continued to lead value stocks.
How did the fund perform?
In a favorable environment for investors in U.S. equities, the fund produced a gain but lagged its benchmark. Sector allocation was the main detractor from the fund’s relative performance, especially an underweight in the information technology sector and an overweight in the healthcare sector. In contrast, an overweight in consumer discretionary added value. Security selection in the information technology and healthcare sectors also hampered relative performance. Selection in the consumer staples and communication services sectors were partly offsetting positive contributions.
Which individual holdings had the largest affect on fund performance?
The largest individual detractor was Agilon Health, Inc., a healthcare services company whose shares fell as it negatively revised several years’ worth of financial guidance and saw its chief financial officer announce his pending retirement. Other notable detractors for the period were energy technology company SolarEdge
TOP 10 HOLDINGS AS OF 3/31/2024 (% of net assets)
DexCom, Inc.	3.7
Spotify Technology SA	3.2
Pinterest, Inc., Class A	3.1
Axon Enterprise, Inc.	3.0
Block, Inc.	3.0
e.l.f. Beauty, Inc.	2.8
Shockwave Medical, Inc.	2.7
Tradeweb Markets, Inc., Class A	2.7
DraftKings, Inc., Class A	2.6
Flex, Ltd.	2.6
TOTAL	29.4
Cash and cash equivalents are not included.
4	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Technologies, Inc. and medical device firm Insulet Corp. We sold the fund’s holdings in all three companies prior to period end.
ARM Holdings, an out-of-benchmark position and a semiconductor company, was one of the largest contributors for the period. The firm’s shares rose as it reported strong third-quarter financial results and beat analysts’ expectations. We sold the fund’s holdings in the company prior to period end. Other notable contributors were Celsius Holdings, Inc., a maker of energy drinks, and digital music services company Spotify Technology SA.
MANAGED BY

Stephen Mortimer
Mario E. Abularach, CFA, CMT
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2024

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	5-year	10-year
Class A1	15.35	8.40	9.99	49.67	159.03
Class C1	19.52	9.12	10.35	54.74	167.74
Class I1,2	21.80	9.65	10.62	58.51	174.26
Class R6[1,2]	21.90	9.72	10.65	58.98	175.08
Class NAV[1,2]	21.90	9.72	10.65	58.98	175.08
Index†	26.28	11.82	11.35	74.81	193.08
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2024 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.27	2.02	1.02	0.91	0.90
Net (%)	1.19	1.94	0.94	0.84	0.83
Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Russell Midcap Growth Index.
See the following page for footnotes.
6	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Mid Cap Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Russell Midcap Growth Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	3-31-14	26,774	26,774	29,308
Class I1,2	3-31-14	27,426	27,426	29,308
Class R6[1,2]	3-31-14	27,508	27,508	29,308
Class NAV[1,2]	3-31-14	27,508	27,508	29,308
The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class 1 of the Accounting Survivor commenced operations on 10-17-05. Class NAV and Class R6 shares of the fund were first offered on 10-18-21. Class A, Class C, and Class I shares of the fund were first offered on 11-5-21. Class A, Class C, and Class I returns prior to 10-18-21 are those of Class 1 shares of the Accounting Survivor and returns from 10-18-21 to launch are those of Class R6 shares of the fund that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectuses.
[3]	The contingent deferred sales charge is not applicable.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2024, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2023, with the same investment held until March 31, 2024. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2023	Ending value on 3-31-2024	Expenses paid during period ended 3-31-2024[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,250.80	$6.70	1.19%
	Hypothetical example	1,000.00	1,019.10	6.01	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,245.90	10.84	1.93%
	Hypothetical example	1,000.00	1,015.40	9.72	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,252.70	5.29	0.94%
	Hypothetical example	1,000.00	1,020.30	4.75	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,252.70	4.62	0.82%
	Hypothetical example	1,000.00	1,020.90	4.14	0.82%
Class NAV	Actual expenses/actual returns	1,000.00	1,252.70	4.56	0.81%
	Hypothetical example	1,000.00	1,021.00	4.09	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	9

Fund’s investments
AS OF 3-31-24
	Shares	Value
Common stocks 98.3%		$1,422,414,318
(Cost $1,094,520,675)
Communication services 10.2%		146,900,420
Entertainment 7.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	410,658	26,939,165
Live Nation Entertainment, Inc. (A)	277,077	29,306,434
Spotify Technology SA (A)	172,983	45,650,214
Interactive media and services 3.1%
Pinterest, Inc., Class A (A)	1,298,085	45,004,607
Consumer discretionary 15.2%		220,063,218
Automobile components 1.0%
Mobileye Global, Inc., Class A (A)(B)	454,127	14,600,183
Hotels, restaurants and leisure 4.6%
DoorDash, Inc., Class A (A)	104,734	14,423,966
DraftKings, Inc., Class A (A)	838,629	38,082,143
Las Vegas Sands Corp.	268,259	13,868,990
Household durables 1.0%
Lennar Corp., Class A	87,569	15,060,117
Specialty retail 4.6%
Abercrombie & Fitch Company, Class A (A)	121,471	15,223,960
Burlington Stores, Inc. (A)	94,758	22,001,860
Five Below, Inc. (A)	68,735	12,467,154
O’Reilly Automotive, Inc. (A)	14,491	16,358,600
Textiles, apparel and luxury goods 4.0%
Deckers Outdoor Corp. (A)	23,122	21,763,814
Lululemon Athletica, Inc. (A)	30,501	11,915,216
On Holding AG, Class A (A)	686,750	24,297,215
Consumer staples 5.3%		77,368,059
Beverages 1.8%
Celsius Holdings, Inc. (A)	311,665	25,843,262
Personal care products 3.5%
BellRing Brands, Inc. (A)	176,415	10,413,777
e.l.f. Beauty, Inc. (A)	209,718	41,111,020
Energy 3.5%		50,875,109
Oil, gas and consumable fuels 3.5%
Cheniere Energy, Inc.	101,640	16,392,499
Diamondback Energy, Inc.	60,113	11,912,593
Targa Resources Corp.	201,536	22,570,017
10	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 8.7%		$125,168,939
Capital markets 5.7%
Ares Management Corp., Class A	247,270	32,881,965
Evercore, Inc., Class A	56,879	10,954,327
Tradeweb Markets, Inc., Class A	370,758	38,621,861
Financial services 3.0%
Block, Inc. (A)	504,975	42,710,786
Health care 17.6%		254,998,215
Biotechnology 4.0%
Exact Sciences Corp. (A)	499,066	34,465,498
Neurocrine Biosciences, Inc. (A)	91,411	12,607,405
United Therapeutics Corp. (A)	45,828	10,527,608
Health care equipment and supplies 8.9%
Align Technology, Inc. (A)	32,334	10,602,965
DexCom, Inc. (A)	381,016	52,846,918
Inspire Medical Systems, Inc. (A)	118,370	25,424,692
Shockwave Medical, Inc. (A)	122,034	39,737,931
Life sciences tools and services 4.7%
Agilent Technologies, Inc.	200,113	29,118,443
Avantor, Inc. (A)	556,336	14,225,512
Medpace Holdings, Inc. (A)	62,950	25,441,243
Industrials 11.5%		166,615,972
Aerospace and defense 3.0%
Axon Enterprise, Inc. (A)	139,725	43,717,158
Building products 1.5%
Builders FirstSource, Inc. (A)	104,910	21,878,981
Commercial services and supplies 2.5%
Copart, Inc. (A)	615,465	35,647,733
Construction and engineering 1.9%
Fluor Corp. (A)	663,246	28,042,041
Machinery 1.2%
The Toro Company	187,576	17,187,589
Professional services 1.4%
EXL Service Holdings, Inc. (A)	633,411	20,142,470
Information technology 22.1%		319,993,406
Electronic equipment, instruments and components 3.2%
Fabrinet (A)	48,145	9,100,368
Flex, Ltd. (A)	1,319,653	37,755,272
IT services 7.1%
Cloudflare, Inc., Class A (A)	116,255	11,256,972
Gartner, Inc. (A)	77,552	36,966,712
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	11

	Shares	Value
Information technology (continued)
IT services (continued)
Globant SA (A)	58,917	$11,895,342
MongoDB, Inc. (A)	76,991	27,612,052
Snowflake, Inc., Class A (A)	89,341	14,437,506
Semiconductors and semiconductor equipment 2.2%
MKS Instruments, Inc.	134,045	17,827,985
Universal Display Corp.	84,501	14,234,193
Software 9.6%
Crowdstrike Holdings, Inc., Class A (A)	113,384	36,349,777
Datadog, Inc., Class A (A)	219,505	27,130,818
Gitlab, Inc., Class A (A)	216,447	12,623,189
HubSpot, Inc. (A)	40,308	25,255,380
Informatica, Inc., Class A (A)	467,532	16,363,620
Workday, Inc., Class A (A)	77,669	21,184,220
Materials 1.4%		19,909,514
Construction materials 1.4%
Vulcan Materials Company	72,950	19,909,514
Real estate 1.9%		27,535,830
Real estate management and development 1.9%
CoStar Group, Inc. (A)	285,050	27,535,830
Utilities 0.9%		12,985,636
Gas utilities 0.5%
Atmos Energy Corp.	55,415	6,587,181
Multi-utilities 0.4%

CenterPoint Energy, Inc.	224,586	6,398,455

Preferred securities 0.5%		$7,367,404
(Cost $9,360,258)
Information technology 0.5%		7,367,404
Software 0.5%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	3,757,875
Lookout, Inc., Series F (A)(C)(D)	392,767	3,609,529

	Yield (%)	Shares	Value
Short-term investments 1.8%			$26,841,981
(Cost $26,846,423)
Short-term funds 1.8%			26,841,981
John Hancock Collateral Trust (E)	5.2975(F)	1,600,367	15,999,507
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(F)	10,842,474	10,842,474

12	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $1,130,727,356) 100.6%	$1,456,623,703
Other assets and liabilities, net (0.6%)	(8,930,126)
Total net assets 100.0%	$1,447,693,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.
At 3-31-24, the aggregate cost of investments for federal income tax purposes was $1,135,694,983. Net unrealized appreciation aggregated to $320,928,720, of which $352,403,526 related to gross unrealized appreciation and $31,474,806 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-24

Assets
Unaffiliated investments, at value (Cost $1,114,723,407) including $14,806,560 of securities loaned	$1,440,624,196
Affiliated investments, at value (Cost $16,003,949)	15,999,507
Total investments, at value (Cost $1,130,727,356)	1,456,623,703
Cash	608
Dividends receivable	447,033
Receivable for fund shares sold	122,461
Receivable for investments sold	7,169,646
Receivable for securities lending income	3,628
Other assets	148,245
Total assets	1,464,515,324
Liabilities
Payable for investments purchased	43,461
Payable for fund shares repurchased	563,522
Payable upon return of securities loaned	16,016,620
Payable to affiliates
Accounting and legal services fees	67,469
Transfer agent fees	4,555
Trustees’ fees	2,457
Other liabilities and accrued expenses	123,663
Total liabilities	16,821,747
Net assets	$1,447,693,577
Net assets consist of
Paid-in capital	$1,388,388,426
Total distributable earnings (loss)	59,305,151
Net assets	$1,447,693,577

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($31,545,758 ÷ 1,951,867 shares)[1]	$16.16
Class C ($171,880 ÷ 10,834 shares)[1]	$15.86
Class I ($3,097,017 ÷ 190,493 shares)	$16.26
Class R6 ($300,590,956 ÷ 18,430,237 shares)	$16.31
Class NAV ($1,112,287,966 ÷ 68,192,695 shares)	$16.31
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.01

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-24

Investment income
Dividends	$5,704,638
Securities lending	339,132
Total investment income	6,043,770
Expenses
Investment management fees	11,372,947
Distribution and service fees	62,498
Accounting and legal services fees	292,918
Transfer agent fees	49,171
Trustees’ fees	33,831
Custodian fees	162,916
State registration fees	99,439
Printing and postage	28,994
Professional fees	101,829
Other	56,608
Total expenses	12,261,151
Less expense reductions	(1,055,885)
Net expenses	11,205,266
Net investment loss	(5,161,496)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	49,258,493
Affiliated investments	6,180
49,264,673
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	237,293,118
Affiliated investments	(5,788)
237,287,330
Net realized and unrealized gain	286,552,003
Increase in net assets from operations	$281,390,507
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	15

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-24	Year ended 3-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(5,161,496)	$(3,416,409)
Net realized gain (loss)	49,264,673	(303,317,295)
Change in net unrealized appreciation (depreciation)	237,287,330	29,546,047
Increase (decrease) in net assets resulting from operations	281,390,507	(277,187,657)
Distributions to shareholders
From earnings
Class A	—	(838,676)
Class C	—	(7,763)
Class I	—	(240,504)
Class R6	—	(20,042,927)
Class NAV	—	(71,562,747)
Total distributions	—	(92,692,617)
From fund share transactions	(224,303,452)	63,893,824
Total increase (decrease)	57,087,055	(305,986,450)
Net assets
Beginning of year	1,390,606,522	1,696,592,972
End of year	$1,447,693,577	$1,390,606,522
16	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$13.31	$17.26	$22.29
Net investment loss[2]	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.95	(2.96)	(4.96)
Total from investment operations	2.85	(3.03)	(5.03)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$16.16	$13.31	$17.26
Total return (%)[3,4]	21.41	(17.12)	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.26	1.24[6]
Expenses including reductions	1.18	1.18	1.17[6]
Net investment loss	(0.74)	(0.53)	(0.98)[6]
Portfolio turnover (%)	114	102	69[7]

[1]	The inception date for Class A shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	17

CLASS C SHARES Period ended	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$13.16	$17.21	$22.29
Net investment loss[2]	(0.21)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	2.91	(2.96)	(4.95)
Total from investment operations	2.70	(3.13)	(5.08)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$15.86	$13.16	$17.21
Total return (%)[3,4]	20.52	(17.76)	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01	2.01	1.98[7]
Expenses including reductions	1.94	1.93	1.92[7]
Net investment loss	(1.50)	(1.28)	(1.77)[7]
Portfolio turnover (%)	114	102	69[8]

[1]	The inception date for Class C shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
18	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$13.36	$17.28	$22.29
Net investment loss[2]	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	2.97	(2.95)	(4.96)
Total from investment operations	2.90	(3.00)	(5.01)
Less distributions
From net realized gain	—	(0.92)	—
Total distributions	—	(0.92)	—
Net asset value, end of period	$16.26	$13.36	$17.28
Total return (%)[3]	21.80	(16.98)	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.01	0.99[5]
Expenses including reductions	0.94	0.93	0.92[5]
Net investment loss	(0.49)	(0.35)	(0.80)[5]
Portfolio turnover (%)	114	102	69[6]

[1]	The inception date for Class I shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	19

CLASS R6 SHARES Period ended	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.38	$17.29	$28.81	$27.74	$22.24	$25.90
Net investment loss[3]	(0.05)	(0.03)	(0.08)	(0.20)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	2.98	(2.96)	(4.17)	8.88	8.38	0.28
Total from investment operations	2.93	(2.99)	(4.25)	8.68	8.27	0.16
Less distributions
From net realized gain	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)
Total distributions	—	(0.92)	(7.27)	(7.61)	(2.77)	(3.82)
Net asset value, end of period	$16.31	$13.38	$17.29	$28.81	$27.74	$22.24
Total return (%)[4]	21.90	(16.81)	(20.41)[5]	33.87	41.40	5.71
Ratios and supplemental data
Net assets, end of period (in millions)	$301	$299	$399	$631	$547	$438
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.90	0.88[6]	0.92	0.92	0.92
Expenses including reductions	0.82	0.83	0.82[6]	0.91	0.92	0.92
Net investment loss	(0.38)	(0.26)	(0.65)[6]	(0.72)	(0.51)	(0.54)
Portfolio turnover (%)	114	102	69	91	86	61[7]

[1]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
20	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]	8-31-20[2]	8-31-19[2]
Per share operating performance
Net asset value, beginning of period	$13.38	$17.29	$28.81	$27.61	$22.09	$25.66
Net investment loss[3]	(0.05)	(0.03)	(0.08)	(0.19)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	2.98	(2.96)	(4.17)	8.86	8.34	0.29
Total from investment operations	2.93	(2.99)	(4.25)	8.67	8.24	0.18
Less distributions
From net realized gain	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)
Total distributions	—	(0.92)	(7.27)	(7.47)	(2.72)	(3.75)
Net asset value, end of period	$16.31	$13.38	$17.29	$28.81	$27.61	$22.09
Total return (%)[4]	21.90	(16.86)	(20.37)[5]	33.91	41.47	5.74
Ratios and supplemental data
Net assets, end of period (in millions)	$1,112	$1,069	$1,289	$1,515	$1,294	$1,153
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.87[6]	0.87	0.87	0.87
Expenses including reductions	0.81	0.82	0.81[6]	0.86	0.87	0.87
Net investment loss	(0.37)	(0.24)	(0.65)[6]	(0.67)	(0.46)	(0.49)
Portfolio turnover (%)	114	102	69	91	86	61[7]

[1]	For the seven-month period ended 3-31-22. The Accounting Survivor’s fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	21

Notes to financial statements
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
22	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,422,414,318	$1,422,414,318	—	—
Preferred securities	7,367,404	—	—	$7,367,404
Short-term investments	26,841,981	26,841,981	—	—
Total investments in securities	$1,456,623,703	$1,449,256,299	—	$7,367,404
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	23

lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2024, the fund loaned securities valued at $14,806,560 and received $16,016,620 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2024 were $8,094.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2024, the fund has a short-term capital loss carryforward of $156,591,378 and a long-term capital loss carryforward of $105,032,179 available to offset future net realized capital gains. These carryforwards do not expire.
As of March 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
24	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2024 and 2023 was as follows:
	March 31, 2024	March 31, 2023
Long-term capital gains	—	$92,692,617
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2024, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	25

fund. During the year ended March 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,030
Class C	94
Class I	2,767
Class	Expense reduction
Class R6	$222,940
Class NAV	811,054
Total	$1,055,885

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2024, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,008 for the year ended March 31, 2024. Of this amount, $2,387 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11,621 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2024, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
26	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$61,294	$29,767
Class C	1,204	146
Class I	—	4,356
Class R6	—	14,902
Total	$62,498	$49,171
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2024 and 2023 were as follows:
	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,028,875	$14,326,236	1,290,175	$17,142,322
Distributions reinvested	—	—	68,019	838,676
Repurchased	(478,742)	(6,741,548)	(222,809)	(2,940,226)
Net increase	550,133	$7,584,688	1,135,385	$15,040,772
Class C shares
Sold	4,547	$66,048	6,534	$86,368
Distributions reinvested	—	—	466	5,695
Repurchased	(2,554)	(35,570)	(986)	(13,785)
Net increase	1,993	$30,478	6,014	$78,278
Class I shares
Sold	84,857	$1,214,146	104,458	$1,354,698
Distributions reinvested	—	—	19,443	240,504
Repurchased	(209,108)	(2,913,133)	(56,692)	(741,105)
Net increase (decrease)	(124,251)	$(1,698,987)	67,209	$854,097
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	27

	Year Ended 3-31-24		Year Ended 3-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	765,947	$10,878,839	1,089,384	$14,697,891
Distributions reinvested	—	—	1,617,670	20,042,927
Repurchased	(4,648,805)	(65,920,269)	(3,472,179)	(46,671,150)
Net decrease	(3,882,858)	$(55,041,430)	(765,125)	$(11,930,332)
Class NAV shares
Sold	4,055,049	$55,532,598	9,998,344	$133,937,239
Distributions reinvested	—	—	5,775,847	71,562,747
Repurchased	(15,776,404)	(230,710,799)	(10,398,844)	(145,648,977)
Net increase (decrease)	(11,721,355)	$(175,178,201)	5,375,347	$59,851,009
Total net increase (decrease)	(15,176,338)	$(224,303,452)	5,818,830	$63,893,824
Affiliates of the fund owned 21% and 100% of shares of Class C and Class NAV, respectively, on March 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,530,373,938 and $1,757,100,322, respectively, for the year ended March 31, 2024.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2024, funds within the John Hancock group of funds complex held 74.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.0%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.0%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
28	JOHN HANCOCK Mid Cap Growth Fund | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,600,367	$44,683,221	$539,003,390	$(567,687,496)	$6,180	$(5,788)	$339,132	—	$15,999,507

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.3%	$3,757,875
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	3,609,529
								$7,367,404

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
ANNUAL REPORT | JOHN HANCOCK Mid Cap Growth Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Mid Cap Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2024, the related statement of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for the years ended March 31, 2024 and 2023, and the period from November 5, 2021 (commencement of operations) through March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2024 and the financial highlights for the years ended March 31, 2024 and 2023, and the period from November 5, 2021 (commencement of operations) through March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 8, 2024
We have served as the auditor of one or more investment companies in John Hancock group of funds since 1988.
30	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Mid Cap Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to review: (1) the current market liquidity environment; (2)  new Funds, redemption-in-kind activity reports, liquidity facility usage and other Fund events; (3) monthly liquidity risk assessments of all Funds in the LRMP (which includes illiquid investment monitoring); (4) monthly Fund-level liquidity classifications; (5) quarterly review of Primarily Highly Liquid Fund testing, Highly Liquid Investment Minimum (HLIM) determinations and Reasonably Anticipated Trade Size (RATS) recalibration reports; and (6) other LRMP related material. The Advisor utilizes a third-party vendor on behalf of the Funds, as the liquidity analytics provider. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors and receives regular updates on U.S. and global events, such as the U.S. regional bank crisis, the U.S. government debt ceiling showdown, commercial real estate loans and the Israel/Hamas war that could impact financial markets and overall market liquidity. The Committee also participates in industry group discussions on current market events, operational challenges resulting from regulatory changes and proposals.
The Committee provided the Board at a meeting held on March 25-28, 2024 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2023 through December 31, 2023, included an assessment of important aspects of the LRMP including, but not limited to: (1) key governance functions and personnel; (2) the Funds’ Rule 22e-4 Policy and written LRMP; (3) the design and implementation of required LRMP elements; (4) subadvisor integration; (5) the appropriateness of each Fund’s investment strategy for an open-end fund structure; and (6) other pertinent information used to evaluate the adequacy and effectiveness of the LRMP.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2023 and key initiatives for 2024.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
32	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	33

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2012	183
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	178
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[3] Born: 1944	1986	180
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison, Born: 1971	2022	178
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C. (2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–2023), Board Member, Congressional Black Caucus Foundation (since 2024). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	183
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
34	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Dean C. Garfield, Born: 1968	2022	178
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017); Advisory Board Member of the Block Center for Technology and Society (since 2019). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Deborah C. Jackson, Born: 1952	2008	181
Trustee
President, Cambridge College, Cambridge, Massachusetts (2011-2023); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	178
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[3] Born: 1960	2020	178
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	178
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	35

Non-Independent Trustees[4]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	180
Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (2007-2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz, Born: 1968	2022	178
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Kristie M. Feinberg, Born: 1975	2023
President
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2023); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021-2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019-2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001-2019, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2023).
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
36	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee as of September 26, 2023.
[3]	Member of the Audit Committee.
[4]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.

ANNUAL REPORT | JOHN HANCOCK MID CAP GROWTH FUND	37

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Mario E. Abularach, CFA, CMT
Stephen Mortimer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK MID CAP GROWTH FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3506315	481A 3/24
5/2024

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended March 31, 2024 and 2023. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2024	March 31, 2023
John Hancock Diversified Real Assets Fund	$56,718	$54,428
John Hancock Fundamental Equity Income
Fund1	30,289	23,252
John Hancock Global Climate Action Fund 2	25,410	-
John Hancock Mid Cap Growth Fund	55,219	52,988
Total	$167,636	$130,668

1John Hancock Fundamental Equity Income Fund commenced operations on 6-28-2022.

2John Hancock Global Climate Action Fund commenced operations on 12-19-2023.

(b) Audit-Related Services

Audit-related service fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant The nature of the services provided was affiliated service provider internal controls reviews, reviews related to supplemental regulatory filings, and software licensing fees. Amounts billed to the registrant were as follows:

Fund	March 31, 2024	March 31, 2023
John Hancock Diversified Real Assets Fund	$629	$586
John Hancock Fundamental Equity Income
Fund1	629	586
John Hancock Global Climate Action Fund 2	-	-
John Hancock Mid Cap Growth Fund	629	2,386
Total	$1,887	$3,558

1John Hancock Fundamental Equity Income Fund commenced operations on 6-28-2022.

2John Hancock Global Climate Action Fund commenced operations on 12-19-2023.

In addition, amounts billed to control affiliates for service provider internal controls reviews were $127,986 and $121,890 for the fiscal years ended March 31, 2024 and 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended March 31, 2024 and 2023. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	March 31, 2024	March 31, 2023
John Hancock Diversified Real Assets Fund	$4,254	$4,110
John Hancock Fundamental Equity Income
Fund1	4,254	4,110
John Hancock Global Climate Action Fund 2	4,254	-
John Hancock Mid Cap Growth Fund	4,254	4,110
Total	$17,016	$12,330

1John Hancock Fundamental Equity Income Fund commenced operations on 6-28-2022.

2John Hancock Global Climate Action Fund commenced operations on 12-19-2023.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

Fund	March 31, 2024	March 31, 2023
John Hancock Diversified Real Assets Fund	$369	$163
John Hancock Fundamental Equity Income
Fund1	369	-
John Hancock Global Climate Action Fund 2	-	-
John Hancock Mid Cap Growth Fund	369	106
Total	$1,107	$269

1John Hancock Fundamental Equity Income Fund commenced operations on 6-28-2022.

2John Hancock Global Climate Action Fund commenced operations on 12-19-2023.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended March 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,020,785 for the fiscal year ended March 31, 2024 and $1,211,521 for the fiscal year ended March 31, 2023.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

(i)Not applicable

(j)Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke - Chairperson William H. Cunningham

Hassel H. McClellan – Member of the Audit Committee as of September 26, 2023

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.:

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	May 8, 2024
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 8, 2024